Related Party Transactions - Schedule of Major Related Parties and their Relationships (Details)	6 Months Ended
Jun. 30, 2025
Shengda Group [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An entity ultimately controlled by Mr. Ye Zaichang, the Company’s Chief Executive Officer
Mr. Lei Zhunfu [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Chief Technology Officer and Chief Operating Officer of the Company